EQUITY, NET	12 Months Ended
Dec. 31, 2022
EQUITY, NET [Abstract]
EQUITY, NET
18	EQUITY, NET

a)	Share Capital -

As of December 31, 2022, 2021 and 2020 a total of 94,382,317 shares have been issued at US$5 per share.

b)	Treasury shares -

We present below the shares of Credicorp Ltd., that the entities of the Group maintain as of December 31, 2022, 2021 and 2020:

	Number of shares
As of December 31, 2022	Treasury	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	120,505	120,505
Grupo Crédito	–	23,214	23,214
Pacífico Seguros	–	20,606	20,606
Credicorp Capital Servicios Financieros	–	15,007	15,007
MiBanco	–	14,260	14,260
ASB Bank Corp.	–	11,791	11,791
Prima AFP	–	5,406	5,406
Other minors	–	17,588	17,588
	14,620,846	228,377	14,849,223

	Number of shares
As of December 31, 2021	Treasury	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	134,133	134,133
Pacífico Seguros	–	22,966	22,966
Credicorp Capital Servicios Financieros	–	15,561	15,561
MiBanco	–	14,418	14,418
ASB Bank Corp. (Atlantic Security Bank)	–	11,193	11,193
Grupo Crédito	–	7,871	7,871
Prima AFP	–	6,406	6,406
Other minors	–	16,975	16,975
	14,620,846	229,523	14,850,369

	Number of shares
As of December 31, 2020	Treasury	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	159,339	159,339
Grupo Crédito	–	32,512	32,512
Pacífico Seguros	–	29,845	29,845
Credicorp Capital Servicios Financieros	–	17,598	17,598
MiBanco	–	14,872	14,872
ASB Bank Corp. (Atlantic Security Bank)	–	11,434	11,434
Prima AFP	–	7,664	7,664
Other minors	–	20,342	20,342
	14,620,846	293,606	14,914,452

(*) It comprises treasury shares that were granted to employees and senior management, for which they have the right to vote. These shares are not vested at said dates, see note 20.

During 2022, 2021 and 2020, the Group purchased 137,604, 97,951 and 240,151 shares of Credicorp Ltd., respectively, for a total of US$22.5 million (equivalent to S/83.6 million), US$16.1 million (equivalent to S/58.9 million) and US$44.4 million (equivalent to a S/151.9 million), respectively.

c)	Reserves -

Certain Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits. As of December 31, 2022, 2021 and 2020, the balance of this reserves amounts approximately to S/7,783.3 million, S/7,088.6 million and S/6,990.1 million, respectively.

At the Board meetings held on April 28, 2022, February 25, 2021 and February 27, 2020, the decision was made to transfer from “Retained earnings” to “Reserves” S/2,354.9 million, S/347.0 million and  S/1,977.1 million, respectively.

“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments that will not be reclassifed to profit or loss	Instruments that will be reclassified to consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Reserve for cash flow hedges	Insurance reserves	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2020	394,209	1,411,844	(30,104)	(658,491)	(29,269)	1,088,189
Decrease (increase) in net unrealized gains on investments	(79,007)	352,008	–	–	–	273,001
Transfer to results of the net realized loss of investments	–	440,416	–	–	–	440,416
Transfer of recovery of credit loss of investments to profit or loss	–	52,263	–	–	–	52,263
Change in net unrealized loss on cash flow hedges derivatives	–	–	(66,782)	–	–	(66,782)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	–	–	55,784	–	–	55,784
Other reserves	–	–	–	(234,107)	–	(234,107)
Foreign exchange translation	–	–	–	–	258,353	258,353
Net movement in hedges of net investments in foreign businesses	–	–	–	–	(1,219)	(1,219)
Balance as of December 31, 2020	315,202	2,256,531	(41,102)	(892,598)	227,865	1,865,898
Decrease in net unrealized gains on investments	(108,317)	(2,411,900)	–	–	–	(2,520,217)
Transfer to results of the net realized loss of investments	–	3,848	–	–	–	3,848
Transfer of recovery of credit loss of investments to profit or loss	–	8,121	–	–	–	8,121
Change in net unrealized gain on cash flow hedges derivatives	–	–	97,251	–	–	97,251
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(56,422)	–	–	(56,422)
Other reserves	–	–	–	733,932	–	733,932
Foreign exchange translation	–	–	–	–	160,810	160,810
Net movement in hedges of net investments in foreign businesses	–	–	–	–	(57,319)	(57,319)
Balance as of December 31, 2021	206,885	(143,400)	(273)	(158,666)	331,356	235,902
Decrease in net unrealized gains on investments	(33,298)	(1,637,875)	–	–	–	(1,671,173)
Transfer to results of the net realized loss of investments	–	49,754	–	–	–	49,754
Transfer of recovery of credit loss of investments to profit or loss	–	63,203	–	–	–	63,203
Change in net unrealized gain on cash flow hedges derivatives	–	–	29,109	–	–	29,109
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(28,048)	–	–	(28,048)
Other reserves	–	–	–	927,838	–	927,838
Foreign exchange translation	–	–	–	–	(296,288)	(296,288)
Net movement in hedges of net investments in foreign businesses	–	–	–	–	39,587	39,587
Balance as of December 31, 2022	173,587	(1,668,318)	788	769,172	74,655	(650,116)

d)	Components of other comprehensive income -

The movement of the item is as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods
Debt instruments at fair value through other comprehensive income
Net unrealized (loss) gain	(1,637,875)	(2,411,900)	352,008
Transfer to results of net realized loss	49,754	3,848	440,416
Transfer of recovery (provision) of credit loss to profit or loss	63,203	8,121	52,263
Sub total	(1,524,918)	(2,399,931)	844,687
Non-controlling interest	(15,535)	(39,890)	13,814
Income tax	(82,459)	(52,086)	11,717
	(1,622,912)	(2,491,907)	870,218

Cash flow hedge reserves:
Net gain (loss) on cash flow hedges	29,109	97,251	(66,782)
Transfer of net realized (gains) losses on cash flow hedges derivatives to profit or loss	(28,048)	(56,422)	55,784
Sub total	1,061	40,829	(10,998)
Non-controlling interest	27	923	(252)
Income tax	158	16,834	(3,933)
	1,246	58,586	(15,183)

Other reserves:
Insurances reserves	927,838	733,932	(234,107)
Non-controlling interest	10,604	8,513	(2,867)
Income tax	–	26,846	(26,846)
	938,442	769,291	(263,820)

Foreign exchange traslation:
Exchange difference on translation of foreign currency transactions	(296,288)	160,810	258,353
Net movement in hedges of net investments in foreign businesses	39,587	(57,319)	(1,219)
Sub total	(256,701)	103,491	257,134
Non-controlling interest	(114)	358	(1,301)
	(256,815)	103,849	255,833
Not to be reclassified to the consolidated statement of income in later periods:
Equity instruments at fair value through other comprehensive income
Net unrealized loss	(33,298)	(108,317)	(79,007)
Non-controlling interest	23	33	(165)
Income tax	(2,109)	(5,402)	(3,414)
	(35,384)	(113,686)	(82,586)
Attributable to:
Credicorp's shareholders	(886,018)	(1,629,996)	777,709
Non-controlling interest	(4,995)	(30,063)	9,229
	(891,013)	(1,660,059)	786,938

e)	Dividend distribution –

The chart below shows the distribution of dividends agreed by the Board of Directors :

	2022	2021	2020

Date of Meeting - Board of Directors	28.04.2022	26.08.2021	27.02.2020
Dividends distribution, net of treasury shares effect (in thousands of soles)	1,196,422	398,808	2,392,844
Payment of dividends per share (in soles)	15.0	5.0	30.0
Date of dividends payout	10.06.2022	07.10.2021	08.05.2020
Exchange rate published by the SBS	3.7560	4.1310	3.4081
Dividends payout (equivalent in thousands of US$)	318,536	96,540	702,105

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. As of December 31, 2022, 2021 and 2020 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax.

f)	Regulatory capital -

As of December 31, 2022 and 2021, the regulatory capital requirement (“patrimonio efectivo” in Peru) applicable to Credicorp subsidiaries engaged in financial services and insurance activities in Peru, determined under the provisions of the Peruvian banking and insurance regulator, SBS, totals approximately S/31,754.6 million and S/29,741.6 million, respectively. At those dates, the Group’s regulatory requirement exceeds by approximately S/8,157.0 million and S/10,294.3 million, respectively, the minimum regulatory capital required by the SBS.